Related Party Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2025
Rich Fame International Limited [Member]
Related Party Transaction [Line Items]
Existing relationship with the Company	At 31 December 2025, it was owned as to 50%, 25% and 25% by Mr. Yee Kit Chan, one of the directors of the Company, Ms. Jingyu Hao (the spouse of Mr. Chan), and Ms. Hoi Huen Heidi Chan (the daughter of Mr. Chan), respectively. At 31 December 2024, it was wholly owned by Ms. Jingyu Hao.
Top Star E-Commerce Logistics Limited [Member]
Related Party Transaction [Line Items]
Existing relationship with the Company	Director and shareholder is Ms. Sau Fong Leung, the spouse of one of the directors of PSIHK, Mr. Kin Yin Alfred Kwong.
Profit Sail International Express (SZX) Company Limited [Member]
Related Party Transaction [Line Items]
Existing relationship with the Company	One of the shareholders and sole director is Ms. Jingyu Hao, the spouse of Mr. Chan.